INVESTMENTS AND OTHER FINANCIAL ASSETS - Changes in Equity Method Investments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments and other financial assets [Abstract]
Balance at January 1,	€ 30,012	€ 25,972
Proportionate share of net profit for the period	4,647	4,043
Proportionate share of remeasurement of defined benefit plans	4	(3)
Balance at December 31,	€ 34,663	€ 30,012